GMACM HOME EQUITY LOAN TRUST 2006-HE1
             GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE1

Cut-Off Period Date                                     11/30/06
Determination Date                                      12/18/06
Record Date                                             12/22/06
Payment Date                                            12/26/06
Actual Days in Accrual Period (30/360)                        29
Accrual Period (30/360)                                       30

SERVICING CERTIFICATE
Beginning Pool Balance                           1,253,648,723.25
Beginning PFA                                               0.00
Ending Pool Balance                              1,243,349,957.78
Ending PFA Balance                                             -
Principal Collections                              55,180,014.72
Principal Draws                                    18,874,727.81
Net Principal Collections                                      -

Active Loan Count                                         26,260

Current Month Repurchases - Units                             12
Current Month Repurchases - Dollars                   845,756.31

Additional Mortgage Loans - Revolving Period       27,101,022.31

Net Interest Collections                            8,797,948.96

Net WAC Rate                                            8.08061%
Substitution Adjustment Amount                              0.00

Note Rate                                               5.53000%

                                                    BEGINNING         ENDING
TERM NOTES                                           BALANCE          BALANCE        FACTOR   PRINCIPAL
Class A-1                                        1,274,156,000.00 1,274,156,000.00 1.0000000    0.00
Variable Funding Note                                          -                 - 0.0000000    0.00

CERTIFICATES                                            -                -             -         -

                                                             INTEREST    SECURITY
TERM NOTES (Continued)                           INTEREST     SHORTFAL   PERCENT    COUPON
Class A-1                                       5,676,011.05    0.00      100.00%   5.53000%
Variable Funding Note                               0.00        0.00        0.00%   0.00000%

CERTIFICATES                                        0.00          -          -        -


Beginning Overcollateralization Amount             26,490,989.92
Overcollateralization Amount Increase (Decrease)    1,942,770.51
Outstanding Overcollateralization Amount           28,433,760.43
Overcollateralization Target Amount                34,729,500.96

Credit Enhancement Draw Amount                              0.00
Unreimbursed Prior Draws                                    0.00


                                                                      NUMBER        PERCENT
                                                         BALANCE     OF LOANS      OF BALANCE
Delinquent Loans (30 Days)*                        11,495,502.09        217          0.92%
Delinquent Loans (60 Days)*                         4,073,786.59        78           0.33%
Delinquent Loans (90 Days)*                         1,311,555.17        23           0.11%
Delinquent Loans (120 Days)*                          910,909.37        14           0.07%
Delinquent Loans (150 Days)*                          863,867.69        12           0.07%
Delinquent Loans (180 + Days)*                        119,639.61         2           0.01%
REO                                                         0.00         0           0.00%
Bankruptcy                                            958,300.80        27           0.08%
Foreclosures                                        3,508,769.25        56           0.28%


                                                  FORECLOSURE        BANKRUPTCY         REO
(Continued)                                     UNITS    DOLLARS   UNITS  DOLLARS   UNITS  DOLLARS
Delinquent Loans (30 Days)*                       1     10,431.46     1   22,700.90  0    0.00
Delinquent Loans (60 Days)*                       0            -      1   19,421.90  0    0.00
Delinquent Loans (90 Days)*                       12   953,084.84     1   49,840.60  0    0.00
Delinquent Loans (120 Days)*                      15 1,093,203.82     2   59,881.40  0    0.00
Delinquent Loans (150 Days)*                      15   873,856.64     0        -     0    0.00
Delinquent Loans (180 + Days)*                    11   504,332.06     1   54,787.40  0    0.00
REO
Bankruptcy
Foreclosures







*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                  LIQUIDATION TO-DATE PERCENT OF ORGINAL BALANCE
                                                 ----------------
Beginning Loss Amount                               1,104,575.39
Current Month Loss Amount                           1,094,500.87
Current Month Recoveries                                    0.00
                                                 ----------------
Net Ending Loss Amount                              2,199,076.26             0.17%

                                                                RECOVERY TO-DATE
                                                 ----------------
Beginning Recovery Amount                                   0.00
Current Month Recovery Amount                               0.00
                                                 ----------------
Ending Recovery Amount                                      0.00

                                                 SPECIAL HAZARD        FRAUD           BANKRUPTCY
Beginning Amount                                            0.00              0.00       0.00
Current Month Loss Amount                                   0.00              0.00       0.00
Ending Amount                                               0.00              0.00       0.00

Liquidation Loss Distribution Amounts                       0.00
Extraordinary Event Losses                                  0.00
Excess Loss Amounts                                         0.00





CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                           0.00
Withdraw relating to Collection Period                      0.00
Interest Earned (Zero, Paid to Funding Account)             0.00
                                                 ----------------
Ending Capitalized Interest Account Balance as of           0.00
Payment Date
Interest earned for Collection Period                       0.00
Interest withdrawn related to prior Collection Period       0.00

FUNDING ACCOUNT
Beginning Funding Account Balance                  46,998,266.67
Deposit to Funding Account                         39,342,558.29
Payment for Additional Purchases                  (27,101,022.31)
Balance in Pre-Funding Account transfer to Funding Account     -
Remaing Balance due to Noteholders                             -
                                                 ----------------
Ending Funding Account Balance as of Payment Date  59,239,802.65
Interest earned for Collection Period                  42,749.07
Interest withdrawn related to prior Collection Period  18,547.20

PREFUNDING ACCOUNT
Beginning Balance                                           0.00
Additional Purchases during Revolving Period                0.00
Balance in Pre-Funding Account transfer to Funding Account  0.00
Excess of Draws over Principal Collections                  0.00
                                                 ----------------
Total Ending Balance as of Payment Date                     0.00
Interest earned for Collection Period                       0.00
Interest withdrawn related to prior Collection Period       0.00

CASH FLOWS RECEIVED
Principal Collections                              55,180,014.72
Advances                                           18,874,727.81
Interest Collections                                9,320,043.89
Capital Interest Account withdrawal                         0.00
Reinvestment Income                                    42,749.07
Servicer Advances                                              -
Substitution Adjustment Amount                                 -
Recovery Amounts                                          258.70
                                                 ----------------
TOTAL CASH FLOWS RECEIVED                          45,668,338.57

CASH FLOWS DISTRIBUTED
Principal Distribution to Noteholders                          -
Interest Distribution                               5,676,011.05
Funds sent to Funding Account                      39,342,558.29
Residual Amount - Certificates                                 -
Servicer Advances - Reimbursement                              -
GMACM Service Fee                                     522,353.63
GMACM Recovery Fee                                             -
Credit Enhancer Fee - FGIC                            127,415.60
                                                 ----------------
TOTAL CASH FLOWS DISTRIBUTED                       45,668,338.57

NET CASH FLOWS REMAINING                                    0.00

TRIGGER ANALYSIS

Excess Spread Amount                                1,900,021.44
Excess Spread Percentage                                   1.82%
Excess Spread Required Percentage                          2.00%

Rolling 3 Month Delinquency Percentage                     0.78%
Rolling 3 Month Delinquency Required Percentage            4.00%

Aggregate Liquidation Percentage                           0.18%
Aggregate Liquidation Required Percentage                  2.00%

SERVICING TERMINATION EVENT                            NO

Rolling 3 Month Delinquency Percentage                     0.78%
Rolling 3 Month Delinquency Required Percentage            3.50%

Aggregate Liquidation Percentage                           0.18%
Aggregate Liquidation Required Percentage                  1.50%

Excess Spread Test Satisfied                           NO

SERVICING TRIGGER EVENT                                NO

Step Down Date                                         NO

SECURITY PERIOD
Revolving Period                                       YES
Managed Amortization                                   NO
Rapid Amortization                                     NO